Feb. 27, 2026
American Funds Emerging Markets Bond Fund
Investment objective
The fund’s investment objective is to provide a high level of total return over the long term, of which current income is a large component.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 84 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.23
Other expenses	0.21	0.22	0.21	0.20	0.18	0.08	0.25
Total annual fund operating expenses	0.93	1.68	0.92	0.91	0.64	0.54	0.94

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.26	0.19	0.25	0.26	0.19	0.13	0.16
Total annual fund operating expenses	1.72	1.15	0.96	0.97	0.65	0.59	1.62

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.36	0.22	0.24	0.18	0.27[3]	0.11	0.08
Total annual fund operating expenses	1.57	1.28	1.20	0.89	0.73	0.57	0.54
Fee waiver	–	–	0.04[2]	–	0.04[2]	–	–
Total annual fund operating expenses after fee waiver	1.57	1.28	1.16	0.89	0.69	0.57	0.54

1  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  The fund‘s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least March 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

[3]  Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$466	$271	$342	$93	$65	$55	$443	$275	$117	$345	$99	$66	$60	$165
3 years	660	530	536	290	205	173	639	542	365	548	309	208	189	511
5 years	870	913	747	504	357	302	852	933	633	768	536	362	329	881
10 years	1,475	1,788	1,353	1,120	798	677	1,464	1,545	1,398	1,399	1,190	810	738	1,922

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$160	$130	$118	$91	$70	$58	$55		1 year	$171	$175
3 years	496	406	377	284	229	183	173		3 years	530	542
5 years	855	702	656	493	402	318	302		5 years	913	933
10 years	1,867	1,545	1,451	1,096	903	714	677		10 years	1,788	1,545

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$160	$130	$118	$91	$70	$58	$55		1 year	$171	$175
3 years	496	406	377	284	229	183	173		3 years	530	542
5 years	855	702	656	493	402	318	302		5 years	913	933
10 years	1,867	1,545	1,451	1,096	903	714	677		10 years	1,788	1,545

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in bonds and other debt securities, which may be represented by derivatives. The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in emerging markets securities, defined as securities: (1) that are tied economically to emerging markets as defined by global index providers designated by the investment adviser (for example, the investment adviser expects that most emerging markets included in any one of the Morgan Stanley Capital Index (MSCI) Emerging Markets or Frontier Market Indices or J.P. Morgan Emerging Markets Bond and J.P. Morgan Global Bond Indices will be treated as emerging markets); (2) that are denominated in emerging markets currencies; (3) that are from issuers deemed to be suitable for the fund because they have or are expected to have significant economic exposure to emerging markets (through assets, revenues, or profits); (4) that are issued by countries rated Ba/BB or lower; or (5) that are issued by countries that are on an International Monetary Fund (“IMF”) program, have outstanding liabilities to the IMF or have exited an IMF program no more than five years earlier. The IMF’s primary purpose is to ensure the stability of the international monetary system. Under an IMF lending program, certain countries may request financial assistance to help correct balance of payment problems in those countries. The fund may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may invest in any quality debt securities with a wide range of maturities.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund invests primarily in securities of emerging market issuers, including for example, sovereign debt of emerging market countries and debt of companies located in or with substantial business in emerging markets. Such securities may be rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” Ratings are only one of many factors the investment adviser considers when investing in emerging markets and are not necessarily determinative of the potential return on the investment.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 13.27% (quarter ended June 30, 2020) Lowest -14.15% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	Lifetime
F-2 — Before taxes	7/29/2016	16.21%	2.39%	4.22%
— After taxes on distributions		13.88	0.11	2.06
— After taxes on distributions and sale of fund shares		9.62	0.79	2.27

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	4/22/2016	11.58%	1.32%	3.80%
C	7/29/2016	14.03	1.36	3.31
F-1	7/29/2016	15.90	2.12	3.95
F-3	1/27/2017	16.33	2.51	4.56
529-A (with maximum sales charge)	7/29/2016	11.81	1.37	3.53
529-C	7/29/2016	13.98	1.31	3.54
529-E	7/29/2016	15.62	1.88	3.73
529-F-1	7/29/2016	16.11	2.30	4.15
529-F-2	10/30/2020	16.20	2.39	4.02
529-F-3	10/30/2020	16.25	2.43	4.07
R-1	7/29/2016	15.21	1.54	3.43
R-2	7/29/2016	15.14	1.48	3.33
R-2E	7/29/2016	15.70	1.94	3.82
R-3	7/29/2016	15.61	1.86	3.72
R-4	7/29/2016	15.92	2.16	4.00
R-5E	7/29/2016	16.20	2.45	4.31
R-5	7/29/2016	16.29	2.48	4.30
R-6	7/29/2016	16.33	2.51	4.32

Indexes*	1 year	5 years	Lifetime (from Class F-2 inception)
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.17%	–2.15%	0.34%
50% J.P. Morgan Government Bond Index - Emerging Markets Global Diversified / 30% J.P. Morgan Emerging Markets Bond Index Global Diversified / 20% J.P. Morgan Corporate Emerging Markets Bond Index-Broad Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.63	1.63	3.19
50% J.P. Morgan Government Bond Index - Emerging Markets Global Diversified & 50% J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.79	1.48	3.05
Class F-2 annualized 30–day yield at December 31, 2025: 6.37% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.